Fair Values of Assets and Liabilities - Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Recurring And Non Recurring Basis [Line Items]
Loans	$ 140	$ 168
Other assets	194	310
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring And Non Recurring Basis [Line Items]
Loans	140	168
Other assets	$ 194	$ 310